SCHEDULE OF LONG-TERM INVESTMENTS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Investments, All Other Investments [Abstract]
Equity investment using the measurement alternative	$ 722,606
Long-term investment	$ 722,606